1933 Act Registration No. 888-8883
1940 Act Registration No. 333-59149
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SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20546

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                              [2]
Post-Effective Amendment No.                                             ___

                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Pre-Effective Amendment No.                                              [2]
Post-Effective Amendment No.                                             ___


                         THE SHEPHERD STREET FUNDS, INC.
               (Exact name of registrant as specified in Charter)

                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103
              (Address of Principle Executive Offices and Zip Code)

                                  336-768-7230
               (Registrant's Telephone Number including Area Code)

                                Terence P. Smith
                              The Declaration Group
                           555 North Lane, Suite 6160
                             Conshohocken, PA 19428
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:
---------------------------------------------

It is proposed that this filing will become effective as soon as practicable after this Registration Statement becomes effective.

Calculation of Registration Fee:
--------------------------------

The Registrant hereby declares, pursuant to Rule 24f-2 under the Investment Company Act of 1940, and the Securities Act of 1933, that an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement.

The Registrant hereby states that this Registration Statement shall become effective on September 30, 1998, in accordance with Section 8(a) of the Securities Act of 1933, or upon such date as the Commission, acting pursuant to said Section 8(a), may determine.

                         THE SHEPHERD STREET EQUITY FUND

                              CROSS-REFERENCE SHEET
                            (As required by Rule 495)


ITEM NO. ON FORM N-1A                   CAPTION OR SUBHEADING IN PROSPECTUS
---------------------                   OR STATEMENT OF ADDITIONAL INFORMATION
                                        --------------------------------------

PART A - INFORMATION REQUIRED IN PROSPECTUS
-------------------------------------------

1. Cover Page.                          Cover Page

2. Synopsis.                            Investment Objectives and Policies;
                                        Cover Page

3. Condensed Financial Information.     Fees and Expenses

4. General Description                  General Information;
   of Registrant.                       Management of the Fund

5. Management of the Fund.              Management of the Fund; Investment
                                        Adviser

5a.Management's Discussion of           Not Applicable
   Fund Performance

6. Capital Stock and Other              Management of the Fund
   Securities.

7. Purchase of Securities Being         Purchasing Shares; Plan of Distribution;
   Offered.                             Federal Taxes

8. Redemption or Repurchase             Redeeming Shares; Plan of Distribution;
                                        Federal Taxes

9. Legal Proceedings                    Not Applicable

PART B. STATEMENT OF ADDITIONAL INFORMATION
-------------------------------------------

10. Cover Page.                         Cover Page

11. Table of Contents.                  Table of Contents

12. General Information and History     Not covered in Statement of Additional
                                        Information (covered under Item 4 of
                                        Part A)

13. Investment Objectives and           Investment Policies and Restrictions
    Policies.

14. Management of the Fund.             Investment Adviser; Directors and
                                        Officers

15. Control Persons and Principal       Directors and Officers; Investment
    Holders of Securities.              Adviser

16. Investment Advisory and other       Investment Adviser; Fund Service
    Services.                           Providers

17. Brokerage Allocation.               Portfolio Transactions

18. Capital Stock and Other             Capital Stock
    Securities.

19. Purchase, Redemption and Pricing    Determination of Net Asset Values
    of Securities Being Offered         (also covered under Items 7 & 8 of
                                        Part A)

20. Tax Status.                         Tax Information

21. Underwriters                        Fund Service Providers
    and Transfer Agents

22. Calculations of Performance Data.   Performance Information

23. Financial Statements                Not Applicable. See item 32 of Part C.

PART C
------

Information required to be included in PART C is set forth under the appropriate Item, so numbered, in PART C of the Registration Statement.
--------------------------------------------------------------------------------

                                   PROSPECTUS
                            Dated September 30, 1998

                       The Shepherd Street Equity Fund(TM)
                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103
                                  336-728-7230

The Shepherd Street Funds, Inc.(TM) (the "Company") is a newly organized, diversified management investment company currently consisting of one portfolio, The Shepherd Street Equity Fund(TM) (the Fund"). The investment objective of the Fund is growth of capital. Current income is a secondary factor in considering the selection of investments. The Fund attempts to achieve its investment objective by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

The minimum investment in the Fund is $1,000 for regular accounts and $1000 for retirement accounts. The minimum subsequent investment is $500 for regular accounts and $50 for retirement accounts. The Fund is a No-Load Fund. This means that 100% of your initial investment is invested in shares of the Fund.

This Prospectus concisely sets forth the information you should know before you invest. Please read this Prospectus and keep it for future reference. A Statement of Additional Information (the "SAI") regarding the Fund, dated September 30, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. You can get a copy of the SAI at no charge by writing or calling the Fund at the address or telephone number listed above. The SEC maintains a web site (www.sec.gov) that contains the Statement of Additional Information and other information regarding the Fund.


THE FUNDS DESCRIBED IN THIS PROSPECTUS SHALL NOT BE OFFERED IN ANY STATE IN WHICH SUCH OFFERING IS UNAUTHORIZED. NO SALES REPRESENTATIVE, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

Fees And Expenses.
Investment Objectives And Policies
Primary Investments of the Fund
Risk Factors.
Federal Taxes.
Purchasing Shares.
Redeeming Shares.
Investment Adviser.
Management of the Fund.
Plan of Distribution
General Information.

--------------------------------------------------------------------------------

                                FEES AND EXPENSES

Shareholder Transaction Expenses:
---------------------------------

This is a No-Load Fund. There are no sales loads, deferred sales loads or other transaction charges imposed on purchases or reinvested dividends. This means that 100% of your initial investment is invested in shares of the Fund.*

*Shares redeemed prior to being held for at least six months will be charged a redemption fee equal to 0.50% of the NAV. This would have the effect of increasing the expenses of such shares. This fee is not a fee to finance sales or sales promotion expenses, but is imposed to discourage short-term trading of Fund shares. Furthermore, such fees, when imposed, are credited directly to the assets of the Fund to help defray the expense to the Fund of such short-term trading activities.

Annual Fund Operating Expenses:  (as a percentage of net assets)
-------------------------------

The following table sets forth the regular operating expenses that are paid out of the Fund's average daily assets. These fees are used to pay for services such as the investment management of the Fund, maintaining shareholder records and furnishing shareholder statements. This is a new Fund without a prior operating history, so the following expense figures are estimates. True expenses may be greater or lower than those shown below.

Management Fees.                                              1.00%
12b-1 Fees.                                                   0.25%
Other Fees (estimated)                                        0.05%
                                                              -----
Total Fund Operating Expenses.                                1.30%
(before any expense reimbursements)

Example of Shareholder Expenses Over Time.
------------------------------------------

Based on the fee schedule set forth above, you would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period;

                  One Year          Three Years
                  --------          -----------

                   $13.24              $14.24


The above example is intended to help you understand the various costs and expenses you might incur over time when you invest in the Fund, but you should be aware that this is only an example of anticipated future expenses. Actual expenses may be greater or less than those shown. Because the Fund has no operating history, the expense figures are based on estimated amounts for the Fund's first fiscal year. The Fund's Adviser has agreed to waive receipt of its fees and/or assume certain expenses of the Fund, to the extent possible, to insure that the Fund's total expenses do not exceed 1.50% annually. If the Advisor waives fees or assumes expenses of the Fund, such actions would have the effect of lowering the expense ratio and increasing the yield to investors. Also, the Fund is required by law to use a 5% assumed annual rate of return in the example. The Fund's actual annual rate of return may be higher or lower than the example.

                       INVESTMENT OBJECTIVES AND POLICIES

The Fund is a diversified mutual fund whose primary investment objective is growth of capital. Current income is a secondary factor in considering the selection of investments. The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stock and securities convertible into common stock. There can be no assurance that the Fund's investment objective will be achieved.

Under normal circumstances, the Fund intends to invest not less than 65% of its assets in the common stocks of companies whose stock trades on the New York Stock Exchange, The American Stock Exchange, and the NASDAQ over-the-counter market, or securities convertible into such common stocks. The Advisor to the Fund will seek to invest in stocks that, in the Advisor's opinion, have an above-average potential for future earnings growth. Generally, the Advisor will select securities that have one or more of the following characteristics:

(1) Established companies with above-average prospects for growth. These companies will have strong performance records, solid market positions, high margins and return on equity, and reasonable financial strength;

(2) Small and medium-sized companies that may be out of favor or not closely followed by investors and are selling at prices which do not reflect adequately their long-term business potential;

(3) Companies in industries that are undergoing consolidation, where the likelihood of acquisitions is high.

In addition to common stock, the Fund may invest up to 25% of its assets in foreign equity securities when, in the Advisor's opinion, such investments would be advantageous to the Fund and help the Fund to achieve its investment objective.

The Fund may also, from time to time, invest a portion of its assets in other securities, such as United States Government bonds, bills, and notes; money market instruments, repurchase agreements, and options on equities. The Fund may also hold a portion of its assets in cash. The Advisor may invest in such securities in order to manage the Fund's cash flows, and for temporary and defensive purposes.

The Fund will attempt to take prompt advantage of changes in market conditions. This means that the Fund will purchase and sell securities without regard to the length of time such securities have been held, whenever the Advisor believes such actions will help the Fund achieve its investment objective. You should be aware that certain purchases and sales of securities might result in the Fund realizing short-term capital gains that may have an impact on your tax status. Please see the SAI for a more detailed discussion of taxation issues, and consult with your tax advisor to determine what impact the Fund's investment policies may have on your personal tax situation.

                         PRIMARY INVESTMENTS OF THE FUND

COMMON STOCKS. The Fund will ordinarily invest at least 65% of its assets in common stock or securities convertible into common stock. Common stock is issued by companies to raise cash for business purposes and represents a proportionate equity interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perceptions and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

FOREIGN SECURITIES. The Fund may invest up to 25% of its assets in securities of foreign issuers. Investments in foreign securities may involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as a result, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations. Further, there is the risk of loss due to fluctuations in the value of a foreign corporation's currency relative to the U.S. dollar.

CASH RESERVES. Although the Fund normally will invest its assets as described above, it may also invest a portion of its assets in cash, money market securities such as short-term notes and debentures, certificates of deposit and bankers acceptances. The Fund may also enter into repurchase agreements. The Fund will invest in such securities only to meet liquidity needs or for temporary defensive purposes. If, in the Advisor's opinion, it is appropriate for the Fund to assume a temporary defensive posture, the Fund may invest up to 100% of its assets in these instruments.

The investments listed above represent the major focus of the Fund's investment strategy. A complete listing of the Fund's permissible investments, including investments in which the Fund is permitted to invest, but has no present plans to do so, as well as the Fund's fundamental investment policies and investment restrictions, is contained in the SAI in the Section entitled, "Investment Policies and Restrictions".

                                  RISK FACTORS

You may lose money by investing in the Fund. The likelihood of loss is greater if you invest for a shorter period of time. Your investment in the Fund is not a deposit or obligation of, or insured or guaranteed by, any entity or person, including the U.S. Government and the Federal Deposit Insurance Corporation. The Fund may be appropriate for long-term investors who understand the potential risks and rewards of investing in common stocks. The value of the Fund's investments will vary from day-to-day, reflecting changes in market conditions, interest rates and other company, political, and economic news. Over the short-term, stock prices can fluctuate dramatically in response to these factors. However, over longer time periods, stocks, although more volatile, have historically shown greater growth potential than other investments. Further, the Fund has no operating history, and this may pose additional risks. There is no assurance that the Fund can achieve its investment objective, since all investments are inherently subject to market risk.

                                  FEDERAL TAXES

The Fund intends to qualify each year as a regulated investment company under the rules and regulations of the Internal Revenue Service (IRS). In any fiscal year in which the Fund qualifies as a regulated investment company and distributes to shareholders all of its net investment income and net capital gains, the Fund will not have to pay any federal income tax.

Generally, all dividends and capital gains are taxable whether they are reinvested or received in cash, unless you are exempt from taxation or entitled to a tax deferral. The Fund intends to pay out any dividends and/or capital gains at least annually, usually in December. Early each following year, you will be notified as to the amount and federal tax status of all income distributions paid to you from the prior year. Such distributions may also be subject to state or local taxes. The tax treatment of redemptions from a retirement plan account may differ from redemptions from an ordinary shareholder account.

You must provide the Fund with your correct taxpayer identification number, and certify that you are not subject to backup withholding (your taxpayer identification number is usually your Social Security number). If you fail to do so, the IRS may require the Fund to withhold 31% of your taxable distributions and redemptions. Federal law also requires the Fund to withhold 30% or the applicable treaty rate from dividends paid to certain nonresident aliens, non-U.S. partnerships, and non-U.S. corporations.

This is a brief summary of the tax laws that affect your investment in the Fund. Please see the Section entitled "Tax Information" in the SAI for additional information, and consult with your own tax advisor, since every investor's tax situation is unique.

                                PURCHASING SHARES


To purchase shares of the Fund, first complete and sign a New Account Purchase Application and mail it, together with your check for the total purchase price, to THE SHEPHERD STREET FUNDS, INC.(TM), C/O DECLARATION DISTRIBUTORS, INC., 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN, PA 19428. Checks are accepted subject to collection at full face value in United States currency. If your check does not clear, your purchase will be cancelled and you will be subject to any losses or fees incurred by the Fund with respect to the transaction. If shares are purchased by check and redeemed by letter within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared, a period of up to fifteen days. You will also be subject to a redemption fee of 0.50% of total assets in such a circumstance.


You will receive a statement showing the number of shares purchased, the net asset value at which your shares were purchased, and the new balance of Fund shares owned each time you purchase shares of the Fund. The Fund does not issue stock certificates. All full and fractional shares will be carried on the books of the Fund.

Shares of the Fund are purchased at the net asset value next computed after the receipt and acceptance of your purchase order (See, "Determination of Net Asset Value." in the SAI). The Fund's share price, also called its net asset value, is determined as of the close of trading (normally 4:00 p.m., Eastern Time) every day the New York Stock Exchange is open. The Fund calculates its net asset value per share by dividing the total value of its assets after subtracting liabilities by the number of its shares outstanding. The Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. The Fund is a No-Load Fund. This means that you will not be charged any sales commissions or underwriting discounts, so 100% of your initial investment is invested in shares of the Fund. The minimum initial investment is $1,000 for regular accounts and $1,000 for Individual Retirement Accounts (IRAs). Minimum subsequent purchases for regular accounts are $500 and $50 for IRA accounts.

All applications to purchase shares of the Fund are subject to acceptance by authorized officers of the Fund and are not binding until accepted. The Fund reserves the right to reject purchase orders under circumstances or in amounts considered disadvantageous to existing shareholders. Please see the SAI Sections entitled "Purchasing and Redeeming Shares" and "Tax Information" for more information concerning share purchases.

                                REDEEMING SHARES


You may redeem your shares in the Fund at any time and for any reason. Upon receipt by the Fund of a redemption request in proper form, your shares of the Fund will be redeemed at their next determined net asset value (See the Sections entitled "Determination of Net Asset Value" and "Purchasing and Redeeming Shares" in the SAI). Redemption requests must be in writing and delivered to the Fund at THE SHEPHERD STREET FUNDS, INC.(TM), C/O DECLARATION DISTRIBUTORS, INC., 555 NORTH LANE, SUITE 6160, CONSHOHOCKEN, PA 19428. To be in "proper form," your redemption request must:


1. Specify the number of shares or dollar amount to be redeemed, if less than all shares are to be redeemed;

2.   Be signed by all owners exactly as their names appear on the account;

3. If required, include a signature guarantee from any "eligible guarantor institution" as defined by the rules under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A notary public is not an eligible guarantor.

Further documentation, such as copies of corporate resolutions and instruments of authority may be requested from corporations, administrators, executors, personal representatives, trustees, or custodians to evidence the authority of the person or entity making the redemption request.

Signature Guarantees. A signature guarantee is designed to protect you and the Fund by verifying your signature. SIGNATURE GUARANTEES ARE REQUIRED WHEN:

(1)  establishing certain services after the account is opened;

(2)  requesting redemptions in excess of $10,000;

(3) redeeming or exchanging shares, when proceeds are: (i) being mailed to an address other than the address of record, (ii) made payable to other than the registered owner(s); or

(4)  transferring shares to another owner.

The redemption price per share is net asset value, determined as of the close of business on the day your redemption order is accepted by the Fund (See the Sections entitled, "Purchasing and Redeeming Shares" and "Determination of Net Asset Value" in the SAI). When you redeem your shares, they may be worth more or less than you paid for them, depending upon the value of the Fund's portfolio securities at the time of redemption.

If the value of your account falls below $1,000 as a result of previous redemptions and not market price declines, the Fund may redeem the shares in your account. However, the Fund will notify you first if such an event occurs, and you will have 60 days to bring your account balance up to the minimum levels before the Fund may exercise its option to redeem.

Payment for shares redeemed is made within seven days after receipt by the Fund of a request for redemption in proper form. The Fund reserves the right to suspend or postpone redemptions during any period when (a) trading on any of the major U.S. stock exchanges is restricted, as determined by the Securities and Exchange Commission, or that the major exchanges are closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

                             MANAGEMENT OF THE FUND

The Company, an open-end, diversified management company, was incorporated in Maryland on July 16, 1998. The Board of Directors approves all significant agreements between the Company and the persons and companies that furnish services to the Fund, including agreements with the Fund's custodian, transfer agent, investment advisor and administrator. The day-to-day operations of the Fund are delegated to the Advisor. The Statement of Additional Information contains background information regarding each of the Company's Directors and Executive Officers. The Company's Articles of Incorporation permit the Board of Directors to issue 500,000,000 shares of common stock. The Board of Directors has the power to designate one or more classes ("series") of shares of common stock and to classify or reclassify any unissued shares with respect to such series. Currently, the shares of the Fund are the only class of shares being offered by the Company.

Shareholders are entitled: (i) to one vote per full share; (ii) to such distributions as may be declared by the Company's Board of Directors out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the shares, and the holders have no preemptive rights and may not cumulate their votes in the election of directors. The shares are redeemable and are fully transferable. All shares issued and sold by the Fund will be fully paid and nonassessable.

The Company is aware of a potential problem that may occur when the year changes from 1999 to 2000. Many computers and computer programs have been built where dates are calculated using only two digits. As a result, these computers and programs cannot tell the difference between 1900 and 2000, and when the year changes from 1999 to 2000, there may be significant problems. The Company has taken steps to address this problem, specifically by entering into contracts only with vendors who are aggressively addressing the problem and by updating the Company's own systems to address the problem. As of the date of this filing, the Company does not foresee "The Year 2000 Problem" as having any significant negative impact on the Company or the Fund.

                               INVESTMENT ADVISER


Salem Investment Counselors, Inc., an investment advisory company founded in 1979, is the investment advisor to the Fund. Salem Investment Counselors, Inc. is headquartered at 480 Shepherd Street, Winston-Salem, North Carolina 27103. Mr. David B. Rea is the portfolio manager for the Fund. Mr. Rea has been managing investment portfolios for individuals, corporations, trusts and retirement accounts since joining the Advisor in 1984. Mr. Rea has earned an M.B.A. in finance, a law degree, and is a Chartered Financial Analyst. Mr. Rea is President of the Adviser and President of the Company. Mr. Rea has also served as Treasurer to the North Carolina Society of Chartered Financial analysts. You should be aware that, although Mr. Rea has extensive experience in managing investment portfolios for clients of the Adviser, he has no prior experience in managing a portfolio for an investment company, and this may result in additional risks for the Fund.


Salem Investment Counselors, Inc. manages the investment portfolio and business affairs of the Fund under an Investment Advisory Agreement with the Fund, and manages, or arranges to manage, the daily operations of the Fund under an Operational Services Agreement.

INVESTMENT ADVISORY AGREEMENT. Under the terms of the Advisory Agreement, the Adviser, subject to the supervision of the Board of Directors, will manage the investment operations of the Fund in accordance with the Fund's investment policies. In consideration of the Adviser's investment advisory services, the Fund will pay to the Adviser on the last day of each month a fee equal to 0.40% of average net asset value of the Fund, such fee to be computed daily based upon the net asset value of the Fund.

The Advisor furnishes an investment program for the Fund, determines, subject to the overall supervision and review of the Board of Directors of the Company, what investments should be purchased, sold and held, and makes changes on behalf of the Company in the investments of the Fund.

OPERATIONAL SERVICES AGREEMENT. Under the terms of the Services Agreement, the Adviser, subject to the supervision of the Board of Directors, will provide day-to-day operational services to the Fund including, but not limited to, providing or arranging to provide accounting, administrative, legal (except litigation), dividend disbursing, transfer agent, registrar, custodial, fund share distribution, shareholder reporting, sub-accounting and record keeping services. The Services Agreement provides that the Adviser pays all fees and expenses associated with these and other functions, including but not limited to, expenses of legal compliance, shareholder communications, and meetings of the shareholders. Under the Services Agreement, the Fund will pay to the Adviser on the last day of each month a fee equal to 0.60% of average net asset value of the Fund, such fee to be computed daily based upon the net asset value of the Fund. The Adviser has entered into an Investment Company Services Agreement with Declaration Service Company to provide Transfer Agent and essentially all administrative services for the Fund. The Adviser has also entered into a Distribution Agreement with Declaration Distributors, Inc. ("DDI") wherein DDI will act as principal underwriter for the Fund's shares.

From time to time, the Adviser may waive receipt of its fees and/ or voluntarily assume certain fund expenses, which would have the effect of lowering the Fund's expense ratio and increasing yield to investors during the time such amounts are waived or assumed. The Fund will not be required to pay the Adviser for any amounts voluntarily waived or assumed, nor will the Fund be required to reimburse the Adviser for any amounts waived or assumed during a prior fiscal year.


The Fund pays all expenses incident to its operations and business not specifically assumed by the Adviser, including expenses relating to custodial, legal, and auditing charges; printing and mailing of reports and prospectuses to existing shareholders; taxes and corporate fees; maintaining registration of the Fund under the Investment Company Act of 1940, and registration of its shares under the Securities Act of 1933; and qualifying and maintaining qualification of its shares under the securities laws of certain states.

                              PLAN OF DISTRIBUTION

The Fund has adopted a Plan of Distribution, or "12b-1 Plan" under which it may finance activities primarily intended to sell shares. Under the 12b-1 Plan, the Fund's Distributor, Declaration Distributors, Inc., is paid a distribution fee at an annual rate of 0.25% of average daily net assets of the Fund for distributing shares of the Fund and for providing certain shareholder services. These services include, among other things, processing new shareholder account applications, preparing and transmitting to the Fund's Transfer Agent computer processable tapes of all transactions by customers, and serving as the primary source of information to customers in answering questions concerning the Fund and their transactions with the Fund. The Distributor may compensate securities dealers (which may include the Distributor itself) and other financial organizations who provide similar distribution and shareholder services.

Payments under the 12b-1 Plan are not tied exclusively to the distribution and/or shareholder servicing expenses actually incurred by the Distributor, and such payments may exceed the expenses actually incurred. The Company's Board of Directors evaluates the Plan on a regular basis.

                               GENERAL INFORMATION

The Fund will not issue stock certificates evidencing shares. Instead, your account will be credited with the number of shares purchased, relieving you of responsibility for safekeeping of certificates and the need to deliver them upon redemption. Written confirmations are issued to you for all purchases of shares.

You will be provided at least semi-annually with a report showing the Fund's portfolio and other information and annually after the close of the Fund's fiscal year, which ends December 31, with a report containing audited financial statements.

In reports or other communications to investors, or in advertising material, the Fund may describe general economic and market conditions affecting the Fund and may compare its performance with other mutual funds as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar nationally recognized rating services and financial publications that monitor mutual fund performance. The Fund may also, from time to time, compare its performance to the Standard & Poors Composite Index of 500 Stocks ("S&P 500"), a widely recognized, unmanaged index of common stock prices.

According to the law of Maryland, under which the Company is incorporated, and the Company's bylaws, the Company is not required to hold an annual meeting of shareholders unless required to do so under the Investment Company Act of 1940. Inquiries regarding the Fund should be directed to the Fund at its address or telephone number shown on the front cover of this Prospectus.

The Company will call a meeting of shareholders for the purpose of voting upon the removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares, and in connection with such meeting will comply with the provisions of section 16(c) of the Investment Company Act of 1940 concerning assistance with a record shareholder communication asking other record shareholders to join in that request.

                       THE SHEPHERD STREET EQUITY FUND(TM)
                                (A No-Load Fund)

Investment Adviser:
-------------------

Salem Investment Counselors, Inc.
480 Shepherd Street
Winston-Salem, North Carolina 27103

Custodian:
----------

CoreStates Bank, N.A.
1339 Chestnut Street
Philadelphia, PA 19101-7618

Distributor:
------------

Declaration Distributors, Inc.
555 North Lane, Suite 6160
Conshohocken, PA  19428

Management Services:
--------------------

Salem Investment Counselors, Inc.
480 Shepherd Street
Winston-Salem, North Carolina 27114

Independent Auditors:
---------------------

Tait, Weller & Baker
8 Penn Center, Suite 800
Philadelphia, PA 19103-2108


Legal Counsel:
--------------

The Law Offices of David D. Jones, P.C., Conshohocken, PA, has passed on certain legal matters relating to this registration and serves as counsel to the Company.


No person has been authorized to give any information or to make any representations other than those contained in this prospectus, the statement of additional information or the fund's official sales literature in connection with the offering of shares of the fund, and if given or made, such other information or representations must not be relied upon as having been authorized by the fund.

                       STATEMENT OF ADDITIONAL INFORMATION

                            Dated September 30, 1998


                         THE SHEPHERD STREET FUNDS, INC.
                               480 Shepherd Street
                       Winston-Salem, North Carolina 27103

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of The Shepherd Street Equity Fund, dated September 30 1998. You may obtain a copy of the Prospectus, free of charge, by writing to The Shepherd Street Funds, Inc, c/o The Declaration Group, 555 North Lane, Suite 6160, Conshohocken, PA 19428, phone number 800-___-____..

                                TABLE OF CONTENTS

Investment Policies and Restrictions              Custodian
Investment Adviser                                Transfer Agent
Directors and Officers                            Administration
Performance Information                           Distributor
Purchasing and Redeeming Shares                   Independent Accountants
Tax Information                                   Independent Auditors Report *
Portfolio Transactions                            Financial Statements *

* to be filed by amendment

                      INVESTMENT POLICIES AND RESTRICTIONS

The Fund's investment objective and the manner in which the Fund pursues its investment objective is generally discussed in the prospectus under the captions "Investment Objectives and Policies", "Primary Fund Investments" and "Risk Factors", and all of that information is incorporated herein by reference.

The Fund is a diversified Fund, meaning that as to 75% of the Fund's assets (valued at the time of investment), the Fund will not invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities, thereby reducing the risk of loss. The Fund normally will invest at least 65% of total assets in the common stock of Companies whose stock trades on the New York Stock Exchange, The American Stock Exchange, and the NASDAQ over-the-counter market. However, for temporary and defensive purposes, the Fund may ordinarily invest in a variety of other securities. The complete list of securities in which the Fund may ordinarily invest is listed below, along with any restrictions on such investments, and, where necessary, a brief discussion of any risks unique to the particular security.

Cash Reserves. Although the Fund normally will invest its assets as described above, it may, to meet liquidity needs or for temporary defensive purposes, ordinarily invest a portion of its assets in cash, money market securities such as short term notes issued by the United States Government, its agencies and/or instrumentalities, and debentures, certificates of deposit or bankers acceptances. The Fund may also enter into repurchase agreements. If, in the Advisor's opinion, it is appropriate for the Fund to assume a temporary defensive posture, the Fund may invest up to 100% of its assets in these instruments.

Common Stocks. Common stock is issued by companies to raise cash for business purposes and represents a proportionate equity interest in the issuing companies. Therefore, the Fund participates in the success or failure of any company in which it holds common stock. The market value of common stock can fluctuate significantly, reflecting the business performance of the issuing company, investor perception and general economic or financial market movements. Smaller companies are especially sensitive to these factors. Despite the risk of price volatility, however, common stocks historically have offered the greatest potential for gain on investment, compared to other classes of financial assets.

Preferred Stock. Preferred stock generally pays dividends at a specified rate and generally has preference over common stock in the payments of dividends and the liquidation of the issuer's assets. Dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Accordingly, Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are also sensitive to changes in interest rates and in the issuer's creditworthiness. Accordingly, shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Foreign Securities. The Fund may invest in securities of foreign issuers. Investments in foreign securities may involve greater risks compared to domestic investments. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about issuers than is available in the reports and ratings published about companies in the U.S. Additionally, foreign companies are not subject to uniform accounting, auditing and financial reporting standards. Dividends and interest on foreign securities may be subject to foreign withholding taxes. Such taxes may reduce the net return to shareholders. Although the Fund intends to invest in securities of foreign issuers domiciled in nations which the Adviser considers as having stable and friendly governments, there is the possibility of expropriation, confiscation, taxation, currency blockage or political or social instability which could affect investments of foreign issuers domiciled in such nations. Further, there is the risk of loss due to fluctuations in the value of a foreign corporation's currency relative to the U.S. dollar. The Fund may invest not more than 25% of its assets (valued at the time of investment) in foreign securities.

Real Estate Investment Trusts. The Fund may invest in real estate investment trusts (REITs). Equity REITs invest directly in real property while mortgage REITs invest in mortgages on real property. REITs may be subject to certain risks associated with the direct ownership of real estate including declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distribution to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital. The Fund will not invest more than 10% of its assets in REITS.

Money Market Funds. The Fund may invest in securities issued by other registered investment companies that invest in short-term debt securities (i.e., money market fund). As a shareholder of another registered investment company, the Fund would bear its pro rata portion of that company's advisory fees and other expenses. Such fees and expenses will be borne indirectly by the Fund's shareholders. The Fund may invest in such instruments to the extent that such investments do not exceed 10% of the Fund's net assets and/or 3% of any investment company's outstanding securities.

Debt Securities. The Fund may invest in corporate or U.S. Government debt securities including zero coupon bonds. Corporate debt securities may be convertible into preferred or common stock. In selecting corporate debt securities for the Fund, the Adviser reviews and monitors the creditworthiness of each issuer and issue. U.S. Government securities include direct obligations of the U.S. Government and obligations issued by U.S. Government agencies and instrumentalities. The market value of such securities fluctuates in response to interest rates and the creditworthiness of the issuer. In the case of securities backed by the full faith and credit of the United States Government, shareholders are only exposed to interest rate risk.

Zero coupon bonds do not provide for cash interest payments but instead are issued at a discount from face value. Each year, a holder of such bonds must accrue a portion of the discount as income. Because issuers of zero coupon bonds do not make periodic interest payments, their prices tend to be more volatile than other types of debt securities when market interest rates change.

Repurchase Agreements. The Fund may invest a portion of its assets in repurchase agreements ("Repos") with broker-dealers, banks and other financial institutions, provided that the Fund's custodian always has possession of the securities serving as collateral for the Repos or has proper evidence of book entry receipt of said securities. In a Repo, the Fund purchases securities subject to the seller's simultaneous agreement to repurchase those securities from the Fund at a specified time (usually one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. All Repos entered into by the Fund must be collateralized by U.S. Government Securities, the market values of which equal or exceed 102% of the principal amount of the money invested by the Fund. If an institution with whom the Fund has entered into a Repo enters insolvency proceedings, the resulting delay, if any, in the Fund's ability to liquidate the securities serving as collateral could cause the Fund some loss if the securities declined in value prior to liquidation. To minimize the risk of such loss, the Fund will enter into Repos only with institutions and dealers considered creditworthy.

Options On Equities. The Fund may write (i.e. sell) covered put and call options, and may purchase put and call options, on equity securities traded on a United States exchange or properly regulated over-the-counter market. The Fund may also enter into such transactions on Indexes. Option contracts can include long-term options with durations of up to three years. Although not normally anticipated to be widely employed, the Fund may use options to increase or decrease its exposure to the effects of changes in security prices, to hedge securities held, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when an options contract is priced more attractively than the underlying security or index. The Fund may enter into these transactions so long as the value of the underlying securities on which options contracts may be written at any one time does not exceed 100% of the net assets of the Fund, and so long as the initial margin required to enter into such contracts does not exceed ten percent (10%) of the Fund's total net assets.

Risk Factors. The primary risks associated with the use of options are; (1) imperfect correlation between a change in the value of the underlying security or index and a change in the price of the option or futures contract, and (2) the possible lack of a liquid secondary market for an options or futures contract and the resulting inability of the Fund to close out the position prior to the maturity date. Investing only in those contracts whose price fluctuations are expected to resemble those of the Fund's underlying securities will minimize the risk of imperfect correlation. Entering into such transactions only on national exchanges and over-the-counter markets with an active and liquid secondary market will minimize the risk that the Fund will be unable to close out a position.

Restricted and Illiquid Securities. The Fund will not invest more than 15% of its net assets in securities that the Advisor determines, under the supervision of the Board of Directors, to be illiquid and/or restricted. Illiquid securities are securities that may be difficult to sell promptly at an acceptable price because of lack of available market and other factors. The sale of some illiquid and other types of securities may be subject to legal restrictions. Because illiquid and restricted securities may present a greater risk of loss than other types of securities, the Fund will not invest in such securities in excess of the limits set forth above.

When-Issued Securities and Delayed-Delivery Transactions. The Fund may purchase securities on a when-issued basis, and it may purchase or sell securities for delayed-delivery. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place at some future date. The Fund may enter into such transactions when, in the Advisor's opinion, doing so may secure an advantageous yield and/or price to the Fund that might otherwise be unavailable. The Fund has not established any limit on the percentage of assets it may commit to such transactions, but to minimize the risks of entering into these transactions, the Fund will maintain a segregated account with its Custodian consisting of cash, cash equivalents, U.S. Government Securities or other high-grade liquid debt securities, denominated in U.S. dollars or non-U.S. currencies, in an amount equal to the aggregate fair market value of its commitments to such transactions.

Portfolio Turnover. The Fund has no operating history and therefore has no reportable portfolio turnover. Higher portfolio turnover rates may result in higher rates of net realized capital gains to the Fund, thus the portion of the Fund's distributions constituting taxable gains may increase. In addition, higher portfolio turnover activity can result in higher brokerage costs to the Fund. The Fund anticipates that its annual portfolio turnover will be not greater than 50%.

The complete list of the Fund's investment restrictions is as follows:

The Fund will not:

1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

4. Borrow money, except from banks for temporary or emergency purposes in amounts not exceeding 5% of the value of the Fund's assets at the time of borrowing;

5. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933;

6.   Make margin purchases or short sales of securities;

7. Invest in companies for the purpose of management or the exercise of control;

8. Lend money (but this restriction shall not prevent the Fund from investing in debt securities or repurchase agreements, or lend its portfolio securities).

9. Acquire or retain any security issued by a company, an officer or director of which is an officer or director of the Company or an officer, director or other affiliated person of the Advisor.

10. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of companies engaged in oil, gas or mineral exploration;

11. Purchase or sell real estate or real estate loans or real estate limited partnerships, although it may invest in marketable securities of companies that invest in real estate or interests in real estate.

12.  Purchase warrants on securities.

13.  Issue senior securities.

14.  Invest in commodities, or invest in futures or options on commodities.

Restrictions 1 through 14 listed above are fundamental policies, and may be changed only with the approval of a "majority of the outstanding voting securities" of the Fund as defined in the Investment Company Act of 1940.

The Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

The Fund may not:

a. Invest more than 25% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

b. Invest more than 15% of its net assets in securities that are not readily marketable;

c. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and
     (b) where acquisition results from a dividend or merger, consolidation or other reorganization.

d. purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Funds assets (valued at time of investment) in all investment company securities purchased by the Fund;

e. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 5% of its total assets at cost;

f. Invest more than 10% of the Fund's assets (valued at time of investment) in initial margin deposits of options or futures contracts;

                               INVESTMENT ADVISER

Information on the Fund's investment adviser, Salem Investment Counselors, Inc., is set forth in the prospectus under "Investment Adviser," and is incorporated herein by reference.


Salem Investment Counselors, Inc. (the "Adviser") was organized under the laws of the State of North Carolina as an investment advisory corporation in 1979. The Advisor registered as an Investment Advisor with the Securities and Exchange Commission in April 1979. The Advisor is one of the largest private financial counseling firms in North Carolina, providing financial management services to individuals, corporations, and professional organizations in North Carolina and throughout the United States. The Advisor manages the investment portfolio and the general business affairs of the Fund pursuant to an investment services agreement with the Fund dated September 30, 1998 (the "Agreement").


The Agreement provides that the adviser shall not be liable for any loss suffered by the Fund or its shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the adviser's willful misfeasance, bad faith, negligence, or reckless disregard of its obligations and duties under the Advisory Agreement.

The Agreement has a term of two years, but may be continued from year to year so long as its continuance is approved annually (a) by the vote of a majority of the Directors of the Fund who are not "interested persons" of the Fund or the adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors as a whole or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

                             DIRECTORS AND OFFICERS

The board of directors has overall responsibility for conduct of the Company's affairs. The day-to-day operations of the Fund are managed by the Advisor, subject to the bylaws of the Company and review by the Board of Directors. The directors of the Company, including those directors who are also officers, are listed below:

Name, Age, Address, Position            Principal Occupation For the
with Fund                               Last Five Years


(1)  David B. Rea*;  (Age42)            President of Salem Investment Counselors
     480 Shepherd Street                Inc. since 1994.  Registered  Investment
     Winston-Salem, NC  27103           Advisor,   Chartered  Financial  Analyst
     President, Director                (1987) M.B.A. degree, Indiana University
                                        (1981)  Juris  Doctorate  degree,   Wake
                                        Forest University School of Law, (1979),
                                        Certified Public Accountant (1982).

(2)  Robert T. Beach*,  (Age51)         Investment    Counselor    with    Salem
     480 Shepherd Street                Investment    Counselors   since   1985.
     Winston-Salem, NC 27103            Undergraduate degree, Dartmouth College.
     Director                           M.B.A. degree,  Stanford Graduate School
                                        of  Business.  Juris  Doctorate  degree,
                                        Stanford Law School. Chartered Financial
                                        Analyst (1988)

(3)  William R. Watson*,  (Age 57)      Investment    Counselor    with    Salem
     480 Shepherd Street                Investment    Counselors   since   1982.
     Winston-Salem, NC  27103           Undergraduate   degree,  North  Carolina
     Director                           State University,  1963. M.B.A.  Degree,
                                        University  of  North  Carolina,   1976.
                                        Chartered Financial Analyst (1975)

(4)  James T. Broyhill,  (Age 70)       Retired.   Former   Secretary  of  North
     480 Shepherd Street                Carolina  Dept.  of Economic & Community
     Winston-Salem, NC  27103           Development,  1989-1991.  United  States
     Director                           Senator, July 1996-November 1996. Member
                                        of   The   United    States   House   of
                                        Representatives, 1963-1986.

(5)  Ralph Stockton  (Age 71)           Attorney,  partner in firm of Kilpatrick
     480 Shepherd Street                Stockton    Since     1952.Undergraduate
     Winston-Salem, NC  27103           degree,  University  of North  Carolina,
     Director                           1948,  Juris  Doctorate   degree,   with
                                        Honors,  University  of  North  Carolina
                                        School of Law,  1952.  Member,  American
                                        Bar  Association,   U.S.  Supreme  Court
                                        Historical  Society,  North Carolina Bar
                                        Association.    Inducted    into   North
                                        Carolina   Bar    Association    General
                                        Practice Hall of Fame, 1993.

(6)  Helen C. Haynes (Age 80)           Private Investor.  Undergraduate degrees
     480 Shepherd Street                from  Marion   College  and   Wittenberg
     Winston-Salem, NC  27103           University.  Doctorate of Humane Letters
     Director                           from Roanoke College.

* Indicates an "interested person" as defined in the Investment Company Act of 1940.

The Shepherd Street Funds, Inc. (the "Company") was organized as a Maryland Corporation on July 16, 1998 (See the Sections titled "Management of the Fund" and "General Information" in the Fund's Prospectus). The table below sets forth the compensation anticipated to be paid by the Company to each of the directors of the Company during the fiscal year ending December 31, 1998.

Name of Director     Compensation     Pension        Annual   Total Compensation
                     from Company     Benefits      Benefits   Paid to Director
--------------------------------------------------------------------------------

David B. Rea*         $   0.00        $   0.00      $   0.00       $   0.00

William R. Watson*    $   0.00        $   0.00      $   0.00       $   0.00

Robert T. Beach*      $   0.00        $   0.00      $   0.00       $   0.00

James T. Broyhill     $   0.00        $   0.00      $   0.00       $   0.00

Ralph Stockton        $   0.00        $   0.00      $   0.00       $   0.00

Helen C. Haynes       $   0.00        $   0.00      $   0.00       $   0.00

William R. Watson, David B. Rea, Robert T. Beach, Dale M. Brown, and Jeffrey C. Howard intend to purchase 2000 shares each of the Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

The Company will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. The Company's bylaws contain procedures for the removal of directors by its stockholders. At any meeting of stockholders, duly called and at which a quorum is present, the stockholders may by the affirmative vote of the holders of a majority of the votes entitled to be cast thereon, remove any director or directors from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of the removed directors.

                             PERFORMANCE INFORMATION

From time to time the Fund may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

                                                           [n]
Average Annual Total Return is computed as follows:  P(1+T)    = ERV

Where:          P = a hypothetical initial investment of $1000]
                T = average annual total return
                n = number of years
                ERV = ending redeemable value of shares at the end of the period

Yield. The Fund may advertise performance in terms of a 30-day yield quotation. The 30-day yield quotation is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                                6
                          Yield = 2[(a-b/cd + 1)  - 1]

           Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursement) c = the average daily number of shares outstanding during the period that they were entitled to receive dividends
                    d = the maximum  offering price per share on the last day of the period]

The Fund imposes no sales charge and pays no distribution expenses. Income taxes are not taken into account. The Fund's performance is a function of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing the Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

In sales literature, the Fund's performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Fund might use comparative performance as computed in a ranking determined by Lipper Analytical Services, Morningstar, Inc., or that of another service.

                         PURCHASING AND REDEEMING SHARES

Purchases and redemptions are discussed in the Fund's prospectus under the headings "Purchasing Shares" and "Redeeming Shares." All of that information is incorporated herein by reference.

Redemptions will be made at net asset value. The Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading. For purposes of computing the net asset value of a share of the Fund, securities traded on security exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales price at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair market value as determined in good faith by the Advisor, subject to the review and supervision of the board of directors. The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order.

The Fund is open for business on each day that the New York Stock Exchange ("NYSE") is open. The Fund's share price or net asset value per share ("NAV") is normally determined as of 4:00 p.m., New York time. The Fund's share price is calculated by subtracting its liabilities from the closing fair market value of its total assets and dividing the result by the total number of shares outstanding on that day. Fund liabilities include accrued expenses and dividends payable, and its total assets include the market value of the portfolio securities as well as income accrued but not yet received. Since the Fund generally does not charge sales or redemption fees, the NAV is the offering price for shares of the Fund. For shares redeemed prior to being held for at least six months, the redemption value is the NAV less a service fee equal to 0.50% of the NAV.

The Fund has elected to be governed by rule 18f-1 under the Investment Company Act of 1940, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90 day period for any one shareholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

                                 TAX INFORMATION

The Fund intends to qualify as a regulated investment company under the Internal Revenue Code so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a regulated investment company, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or other income derived with respect to its business of investing in such stock or securities.

If the Fund qualifies as a regulated investment company and distributes at least 90% of its net investment income, the Fund will not be subject to Federal income tax on the income so distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gains realized from sales of the Fund's portfolio securities. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Dividends from investment income and net short-term capital gains are generally taxable to the shareholder as ordinary income. Distributions of long-term capital gains are taxable as long-term capital gains regardless of the length of time shares in the Fund have been held. Distributions are taxable, whether received in cash or reinvested in shares of the Fund.

Each shareholder is advised annually of the source of distributions for federal income tax purposes. A shareholder who is not subject to federal income tax will not be required to pay tax on distributions received.

If shares are purchased shortly before a record date for a distribution, the shareholder will, in effect, receive a return of a portion of his investment, but the distribution will be taxable to him even if the net asset value of the shares is reduced below the shareholder's cost. However, for federal income tax purposes the original cost would continue as the tax basis.

If a shareholder fails to furnish his social security or other tax identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 31% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income.

Taxation of the Shareholder. Taxable distributions generally are included in a shareholder's gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares include the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A redemption of shares is a taxable event and, accordingly, a capital gain or loss may be recognized. Each investor should consult a tax advisor regarding the effect of federal, state, local, and foreign taxes on an investment in the Fund.

Dividends. A portion of the Fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund's income is derived from qualifying dividends. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividend received deductions.

A portion of the Fund's dividends derived from certain U.S. Government obligations may be exempt from state and local taxation. Short-term capital gains are distributed as dividend income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

Capital Gain Distribution. Long-term capital gains earned by the Fund from the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of the Fund, and subsequently such shares are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution may be considered a long-term loss for tax purposes. Short-term capital gains distributed by the Fund are taxable to shareholders as dividends, not as capital gains. Taxation issues are complex and highly individual. You should consult with your tax advisor concerning the effects of transactions in the Fund.

                             PORTFOLIO TRANSACTIONS

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover may be substantial. The Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Decisions to buy and sell securities for the Fund are made by the Adviser subject to review by the Company's Board of Directors. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek the best execution of orders at the most favorable price. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in the best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser's evaluations of the broker's efficiency in executing and clearing transactions. Over-the-counter securities are generally purchased and sold directly with principal market makers who retain the difference in their cost in the security and its selling price. In some instances, the Adviser feels that better prices are available from non-principal market makers that are paid commissions directly.

                                    CUSTODIAN

CoreStates Bank, N.A., acts as custodian for the Fund. As such, CoreStates Bank holds all securities and cash of the Fund, delivers and receives payment for securities sold, receives and pays for securities purchased, collects income from investments and performs other duties, all as directed by officers of the Company. CoreStates Bank does not exercise any supervisory function over the management of the Fund, the purchase and sale of securities or the payment of distributions to shareholders.

                                 TRANSFER AGENT

Declaration Services Company ("DSC") acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Advisor and Fund. Under the agreement, DSC is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

                                 ADMINISTRATION

DSC also provides services as Administrator to the Fund pursuant to a written agreement with the Advisor and Fund. The Administrator supervises all aspects of the operations of the Fund except those performed by the Adviser under the Fund's investment advisory agreement. The Administrator is responsible for:

(a)  calculating the Fund's net asset value

(b) preparing and maintaining the books and accounts specified in Rule 31a-1 and 31a-2 of the Investment Company Act of 1940

(c) preparing financial statements contained in reports to stockholders of the Fund

(d)  preparing the Fund's federal and state tax returns

(e)  preparing  reports and filings with the Securities and Exchange  Commission

(f)  preparing filings with state Blue Sky authorities

(g)  maintaining the Fund's financial accounts and records

                                   DISTRIBUTOR

Declaration Distributors, Inc., 555 North Lane, Suite 6160, Conshohocken, Pa 19428, a wholly-owned subsidiary of The Declaration Group, serves as distributor and principal underwriter of the Fund's shares pursuant to a written agreement with the Advisor and Fund.

                             INDEPENDENT ACCOUNTANTS

Tait, Weller & Baker, Inc., 8 Penn Center, Suite 800, Philadelphia, PA 19103-2108 will serve as the Company's independent auditors for its first fiscal year.

                          INDEPENDENT AUDITORS' REPORT

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE SHEPHERD STREET FUNDS, INC.

                          Winston-Salem, North Carolina


We have audited the accompanying statement of assets and liabilities of The Shepherd Street Equity Fund, (a series of The Shepherd Street Funds, Inc.). This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit of the statement of assets and liabilities provides a reasonable basis for our opinion.

In our opinion, the statement of assets and liabilities referred to above presents fairly, in all material respects, the financial position of The
Shepherd Street Equity Fund as of September 23, 1998, in conformity with generally accepted accounting principles.


                                                          Tait, Weller & Baker


PHILADELPHIA, PENNSYLVANIA
SEPTEMBER 23, 1998

                       STATEMENT OF ASSETS AND LIABILITIES

THE SHEPHERD STREET EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 23, 1998
--------------------------------------------------------------------------------

ASSETS
    Cash                                                                $100,000
                                                                        --------

LIABILITIES                                                                   --
                                                                        --------

NET ASSETS                                                              $100,000
                                                                        ========

Shares of $.0001 par value, capital stock
  outstanding, 500,000,000 authorized                                     10,000
                                                                        ========

Net asset value, offering and redemption price per share                $  10.00
                                                                        ========

At September 23, 1998 the components of net assets were as follows:
    Paid-in capital                                                     $100,000
                                                                        ========
--------------------------------------------------------------------------------

SEE NOTE TO STATEMENT OF ASSETS AND LIABILITIES

                         THE SHEPHERD STREET EQUITY FUND

NOTE TO STATEMENT OF ASSETS AND LIABILITIES

SEPTEMBER 23, 1998
--------------------------------------------------------------------------------

(1)  ORGANIZATION

     The Shepherd Street Funds, Inc. (the "COMPANY"), is registered under the Investment Company Act of 1940, as amended (the "1940 ACT"), as an open-end management investment company and is authorized to issue shares of capital stock. The Company currently offers shares of capital stock in one portfolio, The Shepherd Street Equity Fund.

     The Company was organized on July 16, 1998, and between that date and September 23, 1998, the Company had no operations other than those relating to organizational matters and the registration of its shares under applicable securities laws.

                                     PART C
                                OTHER INFORMATION

Item 24   Financial Statements and Exhibits
-------   ---------------------------------

     (a)  Financial Statements included in Part B
          Independent Auditors Report
          Statement of Assets and Liabilities

     (b) Exhibits

          1.   Articles  of   Incorporation   of  Registrant,   incorporated  by
               reference from PEA # 1, filed on August 26, 1998.
          2. Bylaws of Registrant, incorporated by reference from PEA # 1, filed on August 26, 1998.

          3.   None [Not Applicable]
          4.   None [See Exhibit 1, Articles of Incorporation, Article IV]

          5. Investment Advisory Agreement with Salem Counselors, Inc., incorporated by reference from PEA # 1, filed on August 26, 1998.
          6. Distribution Agreement with Declaration Distributors, Inc., incorporated by reference from PEA # 1, filed on August 26, 1998.

          7.   None [Not Applicable]

          8.   Custodian Agreement with CoreStates Bank, N.A.- Enclosed
          9. Operating Services Agreement with Salem Investment Counselors, Inc., incorporated by reference from PEA # 1, filed on August 26, 1998.
          9.1 Investment Services Agreement with Declaration Service Company, incorporated by reference from PEA # 1, filed on August 26, 1998.
          10. Opinion of Counsel, incorporated by reference from PEA # 1, filed on August 26, 1998.
          11.  Consent of Independent Auditors - Enclosed
          12.  None [Not Applicable]
          13.  Subscription Agreement - Enclosed
          13.1 Power of Attorney- Enclosed
          14.  None [Not Applicable]
          15.  None [Not Applicable]
          16.  None [Not Applicable]
          17.  Financial Data Schedule- Enclosed
          18.  Not Applicable


Item 25   Persons Controlled by or under Common Control with Registrant.
-------   --------------------------------------------------------------

          No person is directly or indirectly controlled by, or under common control with the Registrant.

Item 26   Number of Holders of Securities.
-------   --------------------------------

          As of the date of filing of this registration statement there were no record holders of capital stock of registrant. William R. Watson, David B. Rea, Robert T. Beach, Dale M. Brown, and Jeffrey C. Howard intend to purchase 2000 shares each of the Fund prior to the effective date of the Fund's registration and will be deemed initially to control the Fund.

Item 27   Indemnification.
-------   ----------------

          Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the Registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Item 28   Business and Other Connections of Investment Adviser.
-------   -----------------------------------------------------

          The Advisor has no other business or other connections.

Item 29   Principal Underwriters.
-------   -----------------------

          Declaration   Distributors,   Inc.,   555  North  Lane,   Suite  6160,
          Conshohocken, PA will be the Fund's principal underwriter.

Item 30   Location of Accounts and Records.
-------   ---------------------------------

          Declaration Service Company.
          555 North Lane, Suite 6160
          Conshohocken, PA

Item 31   Management Services.
-------   --------------------

          Declaration Service Company.
          555 North Lane, Suite 6160
          Conshohocken, PA

Item 32   Undertakings.
-------   -------------

          The  Registrant  will  file  a  post-effective   amendment  containing
          financial statements which need not be certified, within four to six months from the effective date of this registration statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Charlotte and State of North Carolina on the 25th day of September, 1998.

                         The Shepherd Street Funds, Inc.
                                  (Registrant)

                         By: /s/ David B. Rea, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                                Title                     Date

/s/ William R. Watson*              Director                  September 25, 1998

/s/ Robert T. Beach*                Director                  September 25, 1998

/s/ James T. Broyhill*              Director                  September 25, 1998

/s/ Ralph Stockton*                 Director                  September 25, 1998

/s/ Helen C. Haynes*                Director                  September 25, 1998

By David B. Rea as Attorney-In-Fact pursuant to Power of Attorney executed on or about September 3, 1998 and filed as Exhibit 13.2 to this Registration Statement.

                                  EXHIBIT INDEX

Exhibits

8.       Custodian Agreement
11.      Consent of Independent Auditors
13.      Subscription Agreement
13.1.    Power of Attorney
17.      Financial Data Schedule

--------------------------------------------------------------------------------